Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Components of Property and Equipment

The following is a summary of the components of property and equipment (in thousands):

	As of December 31,
	2021	2020
Manufacturing and lab equipment	$4,286	$558
Leasehold improvements	936	941
Software and computer equipment	696	684
Furniture and equipment	82	82
	6,000	2,265
Less: accumulated depreciation	(1,975)	(1,794)
	$4,025	$471